THE BEDFORD SHARES OF THE MONEY MARKET PORTFOLIO

                                       OF

                               THE RBB FUND, INC.

                        Supplement dated August 23, 2006
            to the Bedford Shares Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE SECTION ENTITLED "EXPENSES AND FEES" BEGINNING ON PAGE 8 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

EXPENSES AND FEES

      As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Portfolio assets and are reflected in the Portfolio's price.

      The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the Money Market Portfolio. The table is based on expenses for the most recent fiscal year.

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from Portfolio assets)

         Management Fees(1)........................................    0.45%

         Distribution and Service (12b-1) Fees(2)..................    0.65%

         Other Expenses(3).........................................    0.13%
                                                                       -----

         Total Annual Fund Operating Expenses(1)...................    1.23%
                                                                       =====

         * The table does not reflect charges or credits which investors might incur if they invest through a financial institution. Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

            ================================================================

                                 IMPORTANT DEFINITIONS

            MANAGEMENT FEES: Fees paid to the investment adviser and administrator for portfolio management services.

            OTHER EXPENSES: Include transfer agency, custody, professional fees and registration fees.

            DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for distribution of the Portfolio's Bedford Shares.

            ================================================================

1. Management fees include investment advisory and administration fees. The Adviser is voluntarily waiving a portion of its Management Fees and/or reimbursing expenses for the Portfolio during the current fiscal year ending August 31, 2006. As of the date of this Supplement, the Adviser expects that it will continue to voluntarily waive a portion of these fees and/or reimburse expenses through the fiscal year ending August 31, 2007. The Portfolio's service providers may also voluntarily waive a portion of their fees and/or reimburse expenses during these fiscal years. After these fee waivers and/or reimbursements, the Portfolio's Management Fees, Distribution and Service (12b-1) Fees, Other Expenses and ordinary Total Annual Fund Operating Expenses are not expected to exceed:

               Management Fees                                      0.16%

               Distribution and Service (12b-1) Fees                0.60%

               Other Expenses                                       0.15%
                                                                    -----

               Total Annual Fund Operating Expenses                 0.91%

      Although the Adviser expects the waivers and/or reimbursements to continue through August 31, 2007, these fee waivers and/or reimbursements are voluntary and may be terminated at any time.

2. Distribution and Service (12b-1) Fees reflect fees incurred by the Portfolio during the current fiscal year ending August 31, 2006. The Portfolio may pay the Distributor up to a maximum of 0.65% of the average daily net assets of the Bedford Class under the Portfolio's distribution plan during the current fiscal year. The Distributor may voluntarily waive these fees at its discretion. The Distributor voluntarily waived 0.05% of its Distribution and Service Fee during the current fiscal year. These voluntary fee waivers may be terminated at any time.

3. A $15.00 retirement custodial maintenance fee is charged per IRA account per year.

EXAMPLE:

      The example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             1 YEAR        3 YEARS       5 YEARS       10 YEARS
                             ------        -------       -------       --------

        BEDFORD SHARES        $125          $390          $676          $1,489


             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               SANSOM STREET SHARES OF THE MONEY MARKET PORTFOLIO

                                       OF

                               THE RBB FUND, INC.

                        Supplement dated August 23, 2006
         to the Sansom Street Shares Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE SECTION ENTITLED "EXPENSES AND FEES" ON PAGE 9 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

EXPENSES AND FEES

      As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Portfolio assets and are reflected in the Portfolio's price.

      The table below describes the fees and expenses that you may pay if you buy and hold Sansom Street Shares of the Money Market Portfolio. The table is based on expenses for the most recent fiscal year.

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from Portfolio assets)

         Management Fees(1)............................................    0.45%

         Distribution and Service (12b-1) Fees(2)......................    0.05%

         Other Expenses(3).............................................    0.17%
                                                                           -----

         Total Annual Fund Operating Expenses(1).....................      0.67%
                                                                           =====


         * The table does not reflect charges or credits which investors might incur if they invest through a financial institution. Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

           ================================================================

                                IMPORTANT DEFINITIONS

           MANAGEMENT FEES: Fees paid to the investment adviser and administrator for portfolio management services.

           OTHER EXPENSES: Include transfer agency, custody, professional fees and registration fees.

           DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for distribution of the Portfolio's Sansom Street Shares.

           ================================================================


1. Management fees include investment advisory fees and administration fees. The Adviser is voluntarily waiving a portion of its Management Fees and/or reimbursing expenses for the Portfolio during the current fiscal year ending August 31, 2006. As of the date of this Supplement, the Adviser expects that it will continue to voluntarily waive a portion of these fees and/or reimburse expenses through the fiscal year ending August 31, 2007. The Portfolio's service providers may also voluntarily waive a portion of their fees and/or reimburse expenses during these fiscal years. After these fee waivers and/or reimbursements, the Portfolio's Management Fees, Distribution and Service Fees, Other Expenses and ordinary Total Annual Fund Operating Expenses are not expected to exceed:


            Management Fees                                         0.16%

            Distribution and Service (12b-1) Fees                   0.05%

            Other Expenses                                          0.14%
                                                                    -----

            Total Annual Fund Operating Expenses                    0.35%

      Although the Adviser expects the waivers and/or reimbursements to continue through August 31, 2007, these fee waivers and/or reimbursements are voluntary and may be terminated at any time.

2. Distribution and Service (12b-1) Fees reflect fees incurred by the Portfolio during the current fiscal year ending August 31, 2006. The Portfolio may pay the Distributor up to a maximum of 0.05% of the average daily net assets of the Sansom Street Class under the Portfolio's distribution plan during the current fiscal year. The Distributor may voluntarily waive these fees at its discretion.

3. A $15.00 retirement custodial maintenance fee is charged per IRA account per year.



EXAMPLE:

      The example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                   ------     -------     -------     --------

           SANSOM STREET             $64       $202        $351         $786


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.